Investment Securities	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Investment Securities

4. INVESTMENT SECURITIES

The amortized cost of investment securities and the approximate fair value at December 31, 2013 and 2012 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2013
Available for sale:
U.S. Treasury securities	$2,496	$4	$—	$2,500
U.S. Government agency securities	4,969	—	(562)	4,407
U.S. Government agency mortgage-backed securities	325,316	1,043	(8,295)	318,064
Other mortgage-backed securities	277	16	—	293
State and municipal securities	29,240	1,213	—	30,453
Trust preferred securities	12,626	—	(4,659)	7,967
Collateralized Loan Obligations	73,915		(686)	73,229
Other securities	3,184	—	—	3,184

Total available for sale	452,023	2,276	(14,202)	440,097

Held to maturity:
U.S. Government agency mortgage-backed securities	431	11	—	442
Other securities	250	—	—	250

Total held to maturity	681	11	—	692

Total investment securities	$452,704	$2,287	$(14,202)	$440,789

December 31, 2012
Available for sale:
U.S. Treasury securities	$9,998	$13	$—	$10,011
U.S. Government agency securities	4,966	—	(17)	4,949
U.S. Government agency mortgage-backed securities	348,854	7,104	(980)	354,978
Other mortgage-backed securities	287	—	(1)	286
State and municipal securities	36,848	3,322	—	40,170
Trust preferred securities	12,622	—	(6,740)	5,882
Corporate bonds	24,449	993	—	25,442
Other securities	1,464	—	—	1,464

Total available for sale	439,488	11,432	(7,738)	443,182

Held to maturity:
U.S. Government agency mortgage-backed securities	662	48	—	710
Other securities	250	—	—	250

Total held to maturity	912	48	—	960

Total investment securities	$440,400	$11,480	$(7,738)	$444,142

During 2013, the Company had two securities called prior to maturity for $1.5 million of proceeds, resulting in gross realized gains of $11 thousand, 42 available for sale securities were sold prior to maturity for gross proceeds of $199.6 million, which resulted in gross realized gains of $3.5 million and three securities matured, generating $10.2 million of gross proceeds. During 2012, the Company had six securities called prior to maturity for $7.0 million of proceeds, resulting in gross realized gains and losses of $10 thousand and $93 thousand, eight available for sale securities were sold prior to maturity for gross proceeds of $47.5 million, which resulted in gross realized gains and losses of $475 thousand and $241 thousand, respectively, and eight securities matured, generating $9.1 million of gross proceeds. The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2013 and 2012:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2013
U.S. Government agency securities	$—	$—	$4,407	$(562)	$4,407	$(562)
U.S. Government agency mortgage-backed securities	246,348	(7,374)	7,961	(921)	254,309	(8,295)
Trust preferred securities	—	—	7,967	(4,659)	7,967	(4,659)
Collateralized Loan Obligations	45,729	(686)	—	—	45,729	(686)

Total	$292,077	$(8,060)	$20,335	$(6,142)	$312,412	$(14,202)
December 31, 2012
U.S. Government agency securities	$4,949	$(17)	$—	$—	$4,949	$(17)
U.S. Government agency mortgage-backed securities	69,145	(980)	—	—	69,145	(980)
Other mortgage-backed securities	286	(1)	—	—	286	(1)
Trust preferred securities	—	—	5,882	(6,740)	5,882	(6,740)

Total	$74,380	$(998)	$5,882	$(6,740)	$80,262	$(7,738)

The Company determines whether unrealized losses are temporary in nature in accordance with FASB ASC 325-40, when applicable, and FASB ASC 320-10, Investments – Overall, (“FASB ASC 320-10”). The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other factors and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer.

FASB ASC 320-10 requires the Company to assess if an OTTI exists by considering whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before recovery. If either of these situations apply, the guidance requires the Company to record an OTTI charge to earnings for the difference between the amortized cost basis of the security and the fair value of the security. If neither of these situations apply, the Company is required to assess whether it is expected to recover the entire amortized cost basis of the security. If the Company is not expected to recover the entire amortized cost basis of the security, the guidance requires the Company to bifurcate the identified OTTI into a credit loss component and a component representing loss related to other factors. A discount rate is applied which equals the effective yield of the security. The difference between the present value of the expected flows and the amortized book value is considered a credit loss. When a market price is not readily available, the market value of the security is determined using the same expected cash flows; the discount rate is a rate the Company determines from the open market and other sources as appropriate for the security. The difference between the market value and the present value of cash flows expected to be collected is recognized in accumulated other comprehensive loss on the consolidated statements of financial condition. Application of this guidance resulted in no OTTI charges during the years ended December 31, 2013 and 2012.

The following is a roll-forward for the years ended December 31, 2013 and 2012 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

At or for the Year Ended December 31, 2013	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2012	Amount
Cumulative OTTI, beginning of year	$10,203
Additional increase as a result of net impairment losses recognized on investments	—
Decrease as a result of the sale of an investment with net impairment losses	—

Cumulative OTTI, end of year	$10,203

At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

U.S. Government Agency Securities. At December 31, 2013, the gross unrealized loss in the category of less than 12 months of $562 thousand consisted of one agency security with an estimated fair value of $4.4 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors certain factors such as market rates and possible credit deterioration to determine if an OTTI exists. As of December 31, 2013, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

U.S. Government Agency Mortgage-Backed Securities. At December 31, 2013, the gross unrealized loss in the category of less than 12 months of $7.4 million consisted of 34 mortgage-backed securities with an estimated fair value of $246.3 million. The gross unrealized loss in the category of 12 months or longer of $921 thousand consisted of two mortgage-backed securities with an estimated fair value of $8.0 million, issued and guaranteed by a U.S. Government sponsored agency. The Company monitors certain factors such as market rates and possible credit deterioration to determine if an OTTI exists. As of December 31, 2013, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend nor will it be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Collateralized Loan Obligation Securities. At December 31, 2013, the gross unrealized loss in the category of less than 12 months of $686 thousand consisted of four AAA and three AA rated collateralized loan obligation securities with an estimated fair value of $45.7 million. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2013, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend nor will it be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

These securities are subject to the provisions of the Volcker Rule. However, a final determination has yet to be made on whether banks will be required to divest these investments. Discussion has been ongoing among the regulators, Congress and the investors in collateralized loan obligations. Based on the current status of these discussions and through the Company’s communication with its investment advisors, the Company believes it will either be able to hold these collateralized loan obligation investments in its portfolio or have them modified such that the perceived risk will be adequately eliminated.

Trust Preferred Securities. At December 31, 2013, the gross unrealized loss in the category of 12 months or longer of $4.7 million consisted of two trust preferred securities. The trust preferred securities are comprised of one non-rated single issuer security with an amortized cost of $3.8 million and an estimated fair value of $2.5 million, and one investment grade rated pooled security with an amortized cost of $8.8 million and estimated fair value of $5.4 million.

For the pooled security, the Company monitors each issuer in the collateral pool with respect to financial performance using data from the issuer’s most recent regulatory reports as well as information on issuer deferrals and defaults. Also the security structure is monitored with respect to collateral coverage and current levels of subordination. Expected future cash flows are projected assuming additional defaults and deferrals based on the performance of the collateral pool. The investment grade pooled security is in a senior position in the capital structure. The security had a 2.5 times principal coverage. As of the most recent reporting date interest has been paid in accordance with the terms of the security. The Company reviews projected cash flow analysis for adverse changes in the present value of projected future cash flows that may result in an other-than-temporary credit impairment to be recognized through earnings. The most recent valuations assumed no recovery on any defaulted collateral, no recovery on any deferring collateral and an additional 3.6% of defaults or deferrals’ every three years with no recovery rate. As of December 31, 2013, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

On January 14, 2014, the five federal agencies approved an interim final rule to permit banking entities to retain interests in certain collateralized debt obligations backed primarily by trust preferred securities from the investment prohibitions of the Volcker Rule. Under the interim final rule, the agencies permit the retention of an interest in or sponsorship of covered funds by banking entities if certain qualifications are met. In addition, the agencies released a non-exclusive list of issuers that meet the requirements of the interim final rule. The pooled security was included in the list of non-exclusive issuers that meet the requirements of the interim final rule released by the agencies and therefore will not be required to be sold by the Company.

The financial performance of the single issuer trust preferred security is monitored on a quarterly basis using data from the issuer’s most recent regulatory reports to assess the probability of cash flow impairment. Expected future cash flows are projected incorporating the contractual cash flow of the security adjusted, if necessary, for potential changes in the amount or timing of cash flows due to the underlying creditworthiness of the issuer and covenants in the security.

In August 2009, the issuer of the single issuer trust preferred security elected to defer its normal quarterly dividend payment. As contractually permitted, the issuer may defer dividend payments up to five years with accumulated dividends, and interest on those deferred dividends, payable upon the resumption of its scheduled dividend payments. The issuer is currently operating under an agreement with its regulators. The agreement stipulates the issuer must receive permission from its regulators prior to resuming its scheduled dividend payments. The contractual deferred period ends for the issuer on September 1, 2014.

During the year ended December 31, 2013, the Company did not record an OTTI credit-related charge related to this deferring single issuer trust preferred security. Based on the Company’s most recent evaluation, the Company does not expect the issuer to default on the security based primarily on the issuer’s subsidiary bank reporting that it meets the minimum regulatory requirements to be considered a “well-capitalized” institution. The Company recognizes that the length of time the issue has been in deferral, the difficult economic environment and some weakened performance measures, while recently improving, increases the probability that a full recovery of principal and anticipated dividends may not be realized. The cumulative OTTI on this security as of December 31, 2013 was $1.2 million. Based upon the current capital position of the issuer and recent improvements in the financial performance of the issuer, the Company concluded that an additional impairment charge is not warranted at December 31, 2013.

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2013 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	Available for Sale		Held to Maturity
December 31, 2013	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$3,184	$3,184	$—	$—
Due after one year through five years	3,430	3,490	250	250
Due after five years through ten years	35,452	35,460	—	—
Due after ten years	84,364	79,606	—	—

Total investment securities, excluding mortgage-backed securities	126,430	121,740	250	250
U.S. Government agency mortgage-backed securities	325,316	318,064	431	442
Other mortgage-backed securities	277	293	—	—

Total investment securities	$452,023	$440,097	$681	$692

At December 31, 2013, the Company had $97.0 million, amortized cost, and $95.9 million, estimated fair value, of investment securities pledged to secure public deposits. At December 31, 2013, the Company had $121.6 million, amortized cost, and $119.8 million, estimated fair value, of investment securities pledged as collateral on secured borrowings.